ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consisted of the following as of September 30, 2025 and 2024 (in thousands):

	As of September 30,
	2025	2024
Other Account Payable	¥34,634	¥77,739
Accrued Expenses	90,126	46,383
Accrued Vacation	9,785	7,529
Accrued Consumption Taxes (VAT)	-	26,808
Deposits Received	4,744	4,460
Others	2	-
Total	¥139,291	¥162,919